S000013857 [Member] Shareholder Fees - TCW Conservative Allocation Fund	Oct. 31, 2025 USD ($)
Class N Shares
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
Class I Shares
Prospectus [Line Items]
Shareholder Fee, Other	$ 0